Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 – FAIR VALUE MEASUREMENTS

The following table presents the Company’s liabilities measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025, classified within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

March 31, 2026
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$6,614	$6,614
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$34,139	$34,139
Total liabilities	$-	$-	$40,753	$40,753

December 31, 2025
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$3,733	$3,733
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$31,106	$31,106
Total liabilities	$-	$-	$34,839	$34,839

The Company had no assets measured at fair value on a recurring basis as of March 31, 2026 or December 31, 2025. The contingent consideration liabilities are classified as Level 3 within the fair value hierarchy as their valuation requires significant unobservable inputs. There were no transfers between levels during the three months ended March 31, 2026.

The fair value of the 42 Telecom contingent consideration was remeasured at March 31, 2026 using a risk-neutral Monte Carlo simulation of projected FCCN share prices, consistent with the methodology applied at the acquisition date and at December 31, 2025. The net change in fair value of the 42 Telecom contingent consideration for the three months ended March 31, 2026 resulted in a loss of $2,882, recognized within change in fair value of contingent consideration in the unaudited condensed consolidated statements of operations and comprehensive loss. The increase in fair value reflects the net effect of a decline in FCCN stock price from $4.13 to $2.56 per share, which increased the probability of the $30,000 minimum valuation guarantee triggering, partially offset by the reduction in the discount for lack of marketability arising from the shortened remaining lock-up period.

The fair value of the Telvantis contingent consideration was remeasured at March 31, 2026 using a risk-neutral Monte Carlo simulation incorporating correlated gross revenue and operating profit projections, consistent with the methodology applied at the acquisition date. The net change in fair value of the Telvantis contingent consideration for the three months ended March 31, 2026 resulted in a loss of $3,032, recognized within change in fair value of contingent consideration in the unaudited condensed consolidated statements of operations and comprehensive loss. The increase in fair value reflects the decline in FCCN stock price from $4.13 to $2.56 per share, which reduced the aggregate market value of shares already issued to the sellers and correspondingly increased the number of additional shares expected to be required to satisfy the $65,000 minimum share value guarantee, resulting in a higher estimated liability at March 31, 2026.

The following table presents the changes in fair value of contingent consideration measured at fair value for the three months ended March 31, 2026:

Contingent
Consideration
Balance, December 31, 2025	$34,839
Change in fair value - 42 Telecom Ltd.	2,882
Change in fair value - Telvantis Voice Servies, Inc.	3,032
Balance, March 31, 2026	$40,753

There were no liabilities measured at fair value on a recurring basis during the three months ended March 31, 2025.

NOTE 4 – FAIR VALUE MEASUREMENTS

The following table presents the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024, classified within the fair value hierarchy:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2025
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$3,732,734	$3,732,734
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$31,105,750	$31,105,750
Total liabilities	$-	$-	$34,838,484	$34,838,484

December 31, 2024
Total liabilities	$-	$-	$-	$-

The Company had no assets measured at fair value on a recurring basis as of December 31, 2025 or 2024. The contingent consideration liabilities are classified as Level 3 within the fair value hierarchy as their valuation requires significant unobservable inputs. There were no transfers between levels during the year ended December 31, 2025.

The fair value of the 42 Telecom contingent consideration was remeasured at December 31, 2025 using a risk-neutral Monte Carlo simulation of projected FCCN share prices, consistent with the methodology applied at the acquisition date. Key inputs to the remeasurement included an updated FCCN stock price of $4.13, updated risk-free rates, and a remaining term of approximately 7 months to the guarantee measurement date of July 31, 2026 and a probability of achieving the bonus share trigger of 100%, based on 42 Telecom’s full year 2025 net income of exceeded the $1,000,000 threshold. The net change in fair value of the contingent consideration for the year ended December 31, 2025 resulted in a gain of $3,387,266, recognized within other income (expense) in the consolidated statements of operations and comprehensive Income (loss). The decrease in fair value reflects the net effect of the increased stock price offset by the reduction in the remaining lock-up period and updated discount for lack of marketability.

The Telvantis contingent consideration was initially recognized at its acquisition-date fair value of $31,105,750 on December 31, 2025. As the acquisition closed on December 31, 2025, no remeasurement was required during the year ended December 31, 2025.

The following table presents changes in fair value of contingent consideration measured at fair value for the years ended December 31, 2025 and 2024:

Contingent
Consideration
Balance, December 31, 2023	$-
Purchase price consideration	-
Change in fair value	-
Balance, December 31, 2024	-
Purchase price consideration - 42 Telecom Ltd.	7,120,000
Purchase price consideration - Telvantis Voice Services, Inc.	31,105,750
Change in fair value	(3,387,266)
Balance, December 31, 2025	$34,838,484